Acquisition (Details)	1 Months Ended		12 Months Ended
	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Acquisition [Line Items]
Cash | ¥		¥ 5,000,000
Consideration amount	$ (8,080,448)	¥ 54,400,000
Estimated useful life	5 years	5 years
Goodwill impairment loss | $			$ 1,792,392
Carrying amount of goodwill | $			$ 3,057,943
Jiangsu New Energy [Member]
Acquisition [Line Items]
Assets | ¥		¥ 59,400,000
Changzhou Sixun Technology Co., Ltd.[Member]
Acquisition [Line Items]
Equity interests percentage		100.00%
Changzhou Higgs Intelligent Technologies Co., Ltd [Member]
Acquisition [Line Items]
Equity interests percentage		60.00%